Fees Summary	Mar. 11, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,497,939,000.00
Total Fee Amount	344,965.38
Total Offset Amount	0.00
Net Fee	$ 344,965.38
Narrative - Max Aggregate Offering Amount | shares	2,497,939,000
Final Prospectus	true